                          THE TRAVELERS SERIES TRUST

                      SUPPLEMENT DATED FEBRUARY 15, 2006
                                      TO
                PROSPECTUSES DATED MAY 2, 2005 AND MAY 21, 2005

This Supplement is made as of February 15, 2006 to the Prospectuses of those series of The Travelers Series Trust ("Trust") listed below dated May 2, 2005 and May 21, 2005, as amended.

On January 25, 2006, the Board of Trustees of the Trust approved proposals to reorganize the following current portfolios of the Trust into the following successor portfolios of Metropolitan Series Fund, Inc. ("MSF") or Met Investors Series Trust ("MIST"):

CURRENT PORTFOLIO                        SUCCESSOR PORTFOLIO
-----------------                        -------------------

 1. AIM Capital Appreciation Portfolio   Met/AIM Capital Appreciation Portfolio of
                                           MIST*

 2. Convertible Securities Portfolio     Lord Abbett Bond Debenture Portfolio of
                                           MIST

 3. Disciplined Mid Cap Stock Portfolio  Batterymarch Mid-Cap Stock Portfolio of
                                           MIST*

 4. Federated High Yield Portfolio       Federated High Yield Portfolio of MIST*

 5. Large Cap Portfolio                  FI Large Cap Portfolio of MSF*

 6. Mercury Large Cap Core Portfolio     Princeton Large-Cap Core Portfolio of
                                           MIST*

 7. MFS Value Portfolio                  MFS Value Portfolio of MIST*

 8. Pioneer Fund                         Pioneer Fund Portfolio of MIST*

 9. Pioneer Mid Cap Value Portfolio      Pioneer Mid-Cap Value Portfolio of MIST*

10. Pioneer Strategic Income Portfolio   Pioneer Strategic Income Portfolio of MIST*

11. Strategic Equity Portfolio           FI Large Cap Portfolio of MSF*

12. Style Focus Series: Small Cap Growth Met/AIM Small Cap Growth Portfolio of
      Portfolio                            MIST*

13. Style Focus Series: Small Cap Value  Dreman Small-Cap Value Portfolio of
      Portfolio                            MIST*

14. U.S. Government Securities Portfolio Salomon Brothers U.S. Government
                                           Portfolio of MSF

* Denotes a newly-created series of MSF or MIST.

Each of the Successor Portfolios has investment objectives, strategies and risks substantially similar or similar to the Current Portfolios.

If the shareholders of a Current Portfolio approve the proposal, the Current Portfolio will liquidate by transferring substantially all of its assets to the Successor Portfolio. Shareholders of a Current Portfolio will receive shares of the related Successor Portfolio equal in value to their shares of the Current Portfolio as of the date of the reorganization, which is proposed to take place as of the close of business on or about May 1, 2006. Shareholders of record of a Current Portfolio as of January 31, 2006 are scheduled to vote on the proposal at a special meeting of shareholders to be held on April 12, 2006. Shareholders of record of a Current Portfolio will be mailed information detailing the proposal prior to April 12, 2006.

Date: February 15, 2006